UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Bond Fund

Intermediate Bond Portfolio

Portfolio of Investments

July 31, 2011 (unaudited)

Company	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 28.8%
Financial Institutions - 12.7%
Banking - 6.8%
American Express Co.
7.25%, 5/20/14	U.S. $	735	$847,040
Bank of America Corp.
7.375%, 5/15/14		1,050	1,173,812
7.625%, 6/01/19		1,305	1,538,140
Series L
5.65%, 5/01/18		1,520	1,608,548
BankAmerica Capital II
Series 2
8.00%, 12/15/26		415	423,819
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17		315	346,756
5.70%, 11/15/14		1,655	1,834,121
Citigroup, Inc.
6.50%, 8/19/13		1,015	1,103,178
8.50%, 5/22/19		2,190	2,752,112
Compass Bank
5.50%, 4/01/20		1,339	1,339,530
Countrywide Financial Corp.
6.25%, 5/15/16		62	65,720
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/21		376	383,817
6.00%, 6/15/20		1,430	1,551,244
7.50%, 2/15/19		990	1,169,435
JPMorgan Chase & Co.
4.40%, 7/22/20		2,060	2,074,713
M&I Marshall & Ilsley Bank
5.00%, 1/17/17		1,235	1,346,875
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		1,475	1,519,706
Morgan Stanley
5.50%, 7/24/20		2,375	2,443,903
6.625%, 4/01/18		995	1,107,406
National Capital Trust II
5.486%, 3/23/15 (a)		372	357,251
Nationwide Building Society
6.25%, 2/25/20 (a)		1,415	1,521,306
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21		1,140	1,194,177
Santander US Debt SA Unipersonal
2.991%, 10/07/13 (a)		1,500	1,468,558
Shinhan Bank
4.125%, 10/04/16 (a)		1,360	1,405,079
Societe Generale SA
2.50%, 1/15/14 (a)		695	697,628
5.20%, 4/15/21 (a)		750	735,793
SouthTrust Corp.
5.80%, 6/15/14		1,470	1,616,144
UFJ Finance Aruba AEC
6.75%, 7/15/13		172	188,691
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		685	639,516
Union Bank NA
5.95%, 5/11/16		1,580	1,753,220

Company	Principal Amount (000)	U.S. $ Value
Wachovia Corp.
5.50%, 5/01/13	485	522,078

		36,729,316

Brokerage - 0.3%
Jefferies Group, Inc.
5.125%, 4/13/18	764	778,325
6.875%, 4/15/21	568	623,669

		1,401,994

Finance - 0.5%
HSBC Finance Corp.
7.00%, 5/15/12	845	885,115
SLM Corp.
Series A
5.375%, 1/15/13-5/15/14	1,960	2,030,894

		2,916,009

Insurance - 4.2%
Aetna, Inc.
6.00%, 6/15/16	435	510,047
Aflac, Inc.
3.45%, 8/15/15	240	248,807
Allied World Assurance Co. Ltd.
7.50%, 8/01/16	650	754,687
Allstate Corp. (The)
6.125%, 5/15/37	1,520	1,485,800
American International Group, Inc.
6.40%, 12/15/20	680	746,034
AON Corp.
3.125%, 5/27/16	865	879,206
Assurant, Inc.
5.625%, 2/15/14	92	98,196
CIGNA Corp.
5.125%, 6/15/20	485	525,257
Coventry Health Care, Inc.
5.95%, 3/15/17	295	331,743
6.125%, 1/15/15	115	127,138
6.30%, 8/15/14	900	993,745
Dai-ichi Life Insurance Co., Ltd. (The)
7.25%, 7/25/21 (a)	180	188,552
Genworth Financial, Inc.
6.515%, 5/22/18	1,395	1,340,016
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)	700	855,730
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	280	291,024
5.50%, 3/30/20	1,320	1,389,233
Humana, Inc.
6.30%, 8/01/18	361	407,398
6.45%, 6/01/16	130	150,524
7.20%, 6/15/18	825	974,872
Lincoln National Corp.
8.75%, 7/01/19	361	468,504
Markel Corp.
7.125%, 9/30/19	684	798,143
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	710	1,007,459

Company	Principal Amount (000)	U.S. $ Value
Metlife Capital Trust IV
7.875%, 12/15/37 (a)	590	647,043
MetLife, Inc.
4.75%, 2/08/21	425	444,091
7.717%, 2/15/19	358	444,520
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	1,190	1,519,590
Principal Financial Group, Inc.
7.875%, 5/15/14	1,020	1,182,908
Prudential Financial, Inc.
5.15%, 1/15/13	905	953,494
6.20%, 1/15/15	145	163,403
8.875%, 6/15/38	570	662,625
Series D
7.375%, 6/15/19	110	133,323
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (a)	855	871,370
XL Group PLC
5.25%, 9/15/14	824	887,659

		22,482,141

Other Finance - 0.4%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)	552	573,681
ORIX Corp.
4.71%, 4/27/15	1,345	1,414,033

		1,987,714

REITS - 0.5%
HCP, Inc.
5.95%, 9/15/11	1,550	1,559,103
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	845	901,960

		2,461,063

		67,978,237

Industrial - 12.0%
Basic - 2.2%
Anglo American Capital PLC
9.375%, 4/08/19 (a)	885	1,189,633
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	855	861,544
ArcelorMittal
6.125%, 6/01/18	1,470	1,617,773
Arcelormittal USA, Inc.
6.50%, 4/15/14	150	166,911
Dow Chemical Co. (The)
7.60%, 5/15/14	462	538,528
8.55%, 5/15/19	1,059	1,399,039
Georgia-Pacific LLC
5.40%, 11/01/20 (a)	224	236,956
International Paper Co.
5.30%, 4/01/15	235	260,648
7.50%, 8/15/21	569	695,122
7.95%, 6/15/18	830	1,020,449
Packaging Corp. of America
5.75%, 8/01/13	870	934,291

Company	Principal Amount (000)	U.S. $ Value
PPG Industries, Inc.
5.75%, 3/15/13	1,125	1,206,523
Teck Resources Ltd.
6.00%, 8/15/40	90	93,847
Vale Canada Ltd.
7.75%, 5/15/12	1,650	1,732,946

		11,954,210

Capital Goods - 0.5%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)	132	144,731
Owens Corning
6.50%, 12/01/16	955	1,056,989
Republic Services, Inc.
5.25%, 11/15/21	508	553,335
5.50%, 9/15/19	753	845,399

		2,600,454

Communications - Media - 2.3%
CBS Corp.
8.875%, 5/15/19	1,305	1,700,984
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	1,439	2,065,420
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.60%, 2/15/21	565	587,869
4.75%, 10/01/14	525	578,846
News America, Inc.
6.15%, 3/01/37	1,293	1,298,404
6.55%, 3/15/33	142	147,568
9.25%, 2/01/13	310	342,665
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	1,193	1,546,930
Time Warner Cable, Inc.
5.00%, 2/01/20	740	795,442
7.50%, 4/01/14	1,055	1,217,995
Time Warner Entertainment Co. LP
8.375%, 3/15/23	325	426,046
WPP Finance UK
8.00%, 9/15/14	1,185	1,387,762

		12,095,931

Communications - Telecommunications - 1.5%
American Tower Corp.
5.05%, 9/01/20	1,185	1,219,466
AT&T, Inc.
4.45%, 5/15/21	646	683,082
British Telecommunications PLC
5.15%, 1/15/13	770	815,606
Embarq Corp.
7.082%, 6/01/16	586	670,395
Qwest Communications International, Inc.
7.50%, 2/15/14	60	60,900
Qwest Corp.
7.50%, 10/01/14	1,085	1,226,050
Telecom Italia Capital SA
6.175%, 6/18/14	1,150	1,198,184
6.375%, 11/15/33	110	99,234
7.175%, 6/18/19	515	545,108

Company	Principal Amount (000)	U.S. $ Value
United States Cellular Corp.
6.70%, 12/15/33	1,560	1,602,505

		8,120,530

Consumer Cyclical - Automotive - 0.4%
Daimler Finance North America LLC
5.75%, 9/08/11	455	457,316
7.30%, 1/15/12	464	477,816
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	1,010	1,111,886

		2,047,018

Consumer Cyclical - Entertainment - 0.7%
Time Warner, Inc.
4.70%, 1/15/21	600	628,293
7.625%, 4/15/31	1,285	1,588,193
Viacom, Inc.
5.625%, 9/15/19	1,230	1,403,629

		3,620,115

Consumer Cyclical - Other - 0.3%
Marriott International, Inc.
Series J
5.625%, 2/15/13	1,370	1,458,939

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19	605	727,041

Consumer Non-Cyclical - 1.0%
Ahold Finance USA LLC
6.875%, 5/01/29	1,275	1,479,194
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	130	141,471
5.875%, 5/15/13	965	1,030,085
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	310	335,579
Delhaize Group SA
5.875%, 2/01/14	335	368,637
Fortune Brands, Inc.
3.00%, 6/01/12	810	819,985
4.875%, 12/01/13	667	709,297
Newell Rubbermaid, Inc.
5.50%, 4/15/13	535	569,338
Whirlpool Corp.
8.60%, 5/01/14	155	181,043

		5,634,629

Energy - 1.5%
Anadarko Petroleum Corp.
5.95%, 9/15/16	616	710,165
6.45%, 9/15/36	401	437,070
Hess Corp.
7.875%, 10/01/29	98	126,727
8.125%, 2/15/19	394	511,230
Marathon Petroleum Corp.
3.50%, 3/01/16 (a)	180	187,427
5.125%, 3/01/21 (a)	306	324,572

Company	Principal Amount (000)	U.S. $ Value
Nabors Industries, Inc.
9.25%, 1/15/19	1,275	1,665,745
Noble Energy, Inc.
8.25%, 3/01/19	1,232	1,613,428
Noble Holding International Ltd.
4.90%, 8/01/20	108	115,257
Valero Energy Corp.
6.125%, 2/01/20	541	617,540
Weatherford International Ltd./Bermuda
5.15%, 3/15/13	560	591,974
6.00%, 3/15/18	215	241,324
9.625%, 3/01/19	605	809,898

		7,952,357

Other Industrial - 0.2%
Noble Group Ltd.
6.75%, 1/29/20 (a)	1,099	1,156,698

Technology - 0.5%
Agilent Technologies, Inc.
5.00%, 7/15/20	217	234,832
Computer Sciences Corp.
5.50%, 3/15/13	805	854,173
Motorola Solutions, Inc.
7.50%, 5/15/25	30	36,716
Xerox Corp.
8.25%, 5/15/14	1,250	1,470,106

		2,595,827

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	730	794,136
5.75%, 12/15/16	490	550,168

		1,344,304

Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)	1,490	1,499,593
Con-way, Inc.
6.70%, 5/01/34	897	869,736
Ryder System, Inc.
5.85%, 11/01/16	383	438,074
7.20%, 9/01/15	369	436,945

		3,244,348

		64,552,401

Utility - 2.3%
Electric - 1.3%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)	870	946,745
Ameren Corp.
8.875%, 5/15/14	770	896,613
American Transmission Systems, Inc.
5.25%, 1/15/22 (a)	385	418,799
Constellation Energy Group, Inc.
5.15%, 12/01/20	1,150	1,210,567
FirstEnergy Corp.

Company	Principal Amount (000)	U.S. $ Value
Series B
6.45%, 11/15/11	126	127,952
Series C
7.375%, 11/15/31	279	331,081
Nisource Finance Corp.
6.80%, 1/15/19	1,465	1,738,083
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	283	306,077
TECO Finance, Inc.
4.00%, 3/15/16	310	329,620
5.15%, 3/15/20	380	412,926
Union Electric Co.
6.70%, 2/01/19	140	168,255
Wisconsin Energy Corp.
6.25%, 5/15/67	140	141,120

		7,027,838

Natural Gas - 1.0%
DCP Midstream LLC
5.35%, 3/15/20 (a)	396	430,024
Energy Transfer Partners LP
6.70%, 7/01/18	411	473,846
7.50%, 7/01/38	909	1,076,548
EQT Corp.
8.125%, 6/01/19	689	859,780
TransCanada PipeLines Ltd.
6.35%, 5/15/67	1,670	1,710,586
Williams Partners LP
5.25%, 3/15/20	733	801,262

		5,352,046

		12,379,884

Non Corporate Sectors - 1.8%
Agencies - Not Government Guaranteed - 1.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 8/07/18 (a)	1,425	1,767,000
Ecopetrol SA
7.625%, 7/23/19	465	564,975
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (a)	3,215	3,536,500
MDC-GMTN BV
3.75%, 4/20/16 (a)	1,340	1,383,167
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20	2,190	2,401,381

		9,653,023

Total Corporates - Investment Grades (cost $140,584,988)		154,563,545

MORTGAGE PASS-THRU’S - 23.8%
Agency Fixed Rate 30-Year - 18.0%
Federal Home Loan Mortgage Corp. Gold
4.50%, TBA	16,950	17,610,786
5.50%, 4/01/38	3,443	3,732,789
Series 2005

Company	Principal Amount (000)		U.S. $ Value
5.50%, 1/01/35	1,519		1,655,461
Series 2007
5.50%, 7/01/35	206		224,652
Federal National Mortgage Association
4.00%, 1/01/41	8,362		8,507,589
5.50%, 1/01/35-6/01/38	13,496		14,674,147
6.00%, 2/01/38-2/01/40	12,066		13,271,092
Series 2003
5.00%, 11/01/33	222		238,496
5.50%, 4/01/33-7/01/33	1,749		1,908,137
Series 2004
5.50%, 4/01/34-11/01/34	935		1,019,849
6.00%, 9/01/34	343		380,475
Series 2005
4.50%, 8/01/35	688		723,902
5.50%, 2/01/35	692		754,997
Series 2006
5.00%, 2/01/36	615		658,399
5.50%, 4/01/36	1,665		1,814,480
6.00%, 2/01/36	2,270		2,515,119
Series 2007
4.50%, 9/01/35	561		591,694
5.00%, 11/01/35-7/01/36	7,446		7,977,237
5.50%, 8/01/37	5,826		6,354,200
Series 2008
6.00%, 3/01/37-5/01/38	9,676		10,675,872
Series 2010
6.00%, 4/01/40	1,095		1,204,602
Government National Mortgage Association
Series 1990
9.00%, 12/15/19	0	*	100
Series 1999
8.15%, 9/15/20	174		196,263

			96,690,338

Agency Fixed Rate 15-Year - 4.2%
Federal National Mortgage Association
4.50%, TBA	20,445		21,732,397
Government National Mortgage Association
Series 1997
8.00%, 3/15/12	32		32,800
Series 2001
7.50%, 12/15/14	556		565,495

			22,330,692

Agency ARMs - 1.6%
Federal Home Loan Mortgage Corp.
2.639%, 4/01/36 (b)	2,086		2,197,745
Series 2006
2.479%, 3/01/34 (b)	450		472,730
5.943%, 1/01/37 (c)	137		144,618
Series 2007
5.696%, 1/01/37 (c)	1,742		1,823,324
5.697%, 3/01/37 (c)	1,490		1,588,475
Federal National Mortgage Association
Series 2007
2.462%, 3/01/34 (b)	1,526		1,597,810

Company	Principal Amount (000)		U.S. $ Value
3.396%, 8/01/37 (b)		594	626,913

			8,451,615

Total Mortgage Pass-Thru’s (cost $123,248,267)			127,472,645

GOVERNMENTS - TREASURIES - 20.7%
Canada - 2.2%
Canadian Government Bond
2.00%, 6/01/16	CAD	11,125	11,645,940

Mexico - 1.1%
Mexican Bonos
Series M 10
7.25%, 12/15/16	MXN	66,340	5,970,609

United States - 17.4%
U.S. Treasury Bonds
4.50%, 2/15/36	U.S.$	8,899	9,573,160
4.625%, 2/15/40		10,440	11,343,707
4.75%, 2/15/37		1,660	1,849,343
5.375%, 2/15/31		6,420	7,832,400
U.S. Treasury Notes
1.50%, 6/30/16		4,455	4,493,633
2.125%, 2/29/16		3,240	3,375,928
2.625%, 4/30/16-11/15/20		35,575	36,243,752
3.625%, 2/15/20		7,360	7,997,096
3.75%, 11/15/18		9,932	11,024,078

			93,733,097

Total Governments - Treasuries (cost $107,228,023)			111,349,646

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.3%
Non-Agency Fixed Rate CMBS - 9.3%
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class A4
5.70%, 6/11/50		2,315	2,508,212
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4
6.074%, 12/10/49		2,890	3,197,654
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46		2,130	2,288,536
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.82%, 6/15/38		2,850	3,158,875
Series 2006-C5, Class A3
5.311%, 12/15/39		1,600	1,714,605
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.28%, 4/10/37		775	607,178
Series 2007-GG11, Class A4
5.736%, 12/10/49		420	451,221
Series 2007-GG9, Class A4
5.444%, 3/10/39		1,820	1,954,453
JP Morgan Chase Commercial Mortgage Securities Corp.

Company	Principal Amount (000)	U.S. $ Value
Series 2006-CB14, Class A4
5.481%, 12/12/44	1,455	1,575,571
Series 2006-CB15, Class A4
5.814%, 6/12/43	2,335	2,556,379
Series 2006-CB16, Class A4
5.552%, 5/12/45	1,810	1,981,106
Series 2007-LD11, Class A4
5.817%, 6/15/49	2,489	2,696,440
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4
5.372%, 9/15/39	3,360	3,689,423
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.902%, 6/12/46	220	244,699
Series 2006-4, Class AM
5.204%, 12/12/49	940	896,046
Series 2007-9, Class A4
5.70%, 9/12/49	2,940	3,169,870
Morgan Stanley Capital I
Series 2007-HQ13, Class A3
5.569%, 12/15/44	2,910	3,091,862
Series 2007-IQ13, Class A4
5.364%, 3/15/44	1,640	1,737,431
Prudential Securities Secured Financing Corp.
Series 1999-NRF1, Class AEC
1.094%, 11/01/31 (a)(d)(e)	16,149	169,863
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	2,885	3,168,920
Series 2006-C28, Class A4
5.572%, 10/15/48	2,990	3,250,119
Series 2007-C31, Class A4
5.509%, 4/15/47	2,925	3,129,268
Series 2007-C32, Class A3
5.743%, 6/15/49	2,435	2,611,819

Total Commercial Mortgage-Backed Securities (cost $45,509,086)		49,849,550

AGENCIES - 5.8%
Agency Debentures - 5.8%
Federal Farm Credit Bank
0.216%, 9/20/12 (c)	9,500	9,504,740
Federal National Mortgage Association
0.217%, 10/18/12 (c)	1,500	1,499,997
6.25%, 5/15/29	8,610	10,800,556
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20	12,340	9,346,711

Total Agencies (cost $30,659,945)		31,152,004

CORPORATES - NON-INVESTMENT GRADES - 3.6%
Industrial - 2.7%
Basic - 0.4%
Lyondell Chemical Co.
8.00%, 11/01/17 (a)	431	487,030

Company	Principal Amount (000)	U.S. $ Value
United States Steel Corp.
6.05%, 6/01/17	1,625	1,629,063
Westvaco Corp.
8.20%, 1/15/30	85	95,310

		2,211,403

Capital Goods - 0.6%
Building Materials Corp. of America
6.75%, 5/01/21 (a)	136	137,870
Case New Holland, Inc.
7.875%, 12/01/17 (a)	445	503,962
Griffon Corp.
7.125%, 4/01/18 (a)	495	493,762
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18 (a)	127	130,810
7.125%, 3/15/21 (a)	127	131,128
Mohawk Industries, Inc.
6.875%, 1/15/16	1,555	1,679,400
Textron Financial Corp.
5.40%, 4/28/13	208	220,810

		3,297,742

Communications - Media - 0.3%
EH Holding Corp.
6.50%, 6/15/19 (a)	345	354,919
RR Donnelley & Sons Co.
4.95%, 4/01/14	85	87,975
11.75%, 2/01/19	740	952,750

		1,395,644

Communications - Telecommunications - 0.1%
eAccess Ltd.
8.25%, 4/01/18 (a)	274	279,823
Windstream Corp.
7.875%, 11/01/17	390	416,812

		696,635

Consumer Cyclical - Automotive - 0.3%
Delphi Corp.
5.875%, 5/15/19 (a)	110	110,825
6.125%, 5/15/21 (a)	184	185,840
Ford Motor Co.
7.45%, 7/16/31 (f)	600	683,891
Ford Motor Credit Co. LLC
5.75%, 2/01/21	560	572,000

		1,552,556

Consumer Cyclical - Other - 0.0%
Toll Brothers Finance Corp.
5.15%, 5/15/15	35	36,413
6.875%, 11/15/12	9	9,540

		45,953

Consumer Cyclical - Retailers - 0.1%
Limited Brands, Inc.

Company	Principal Amount (000)		U.S. $ Value
6.625%, 4/01/21		330	341,550
6.90%, 7/15/17		203	219,240

			560,790

Consumer Non-Cyclical - 0.5%
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/21 (a)		560	553,000
HCA, Inc.
8.50%, 4/15/19		680	749,700
Pernod-Ricard SA
5.75%, 4/07/21 (a)		228	246,372
Universal Health Services, Inc.
7.125%, 6/30/16		970	1,074,275

			2,623,347

Energy - 0.4%
Chesapeake Energy Corp.
6.125%, 2/15/21		552	576,840
Oil States International, Inc.
6.50%, 6/01/19 (a)		357	364,140
Range Resources Corp.
5.75%, 6/01/21		392	411,110
Tesoro Corp.
6.50%, 6/01/17		630	645,750

			1,997,840

			14,381,910

Financial Institutions - 0.6%
Banking - 0.2%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	340	381,066
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	635	584,200

			965,266

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
5.00%, 1/14/11 (g)		520	138,450
6.20%, 9/26/14 (g)		615	166,819
7.875%, 11/01/09 (g)		1,476	392,985
Series G
4.80%, 3/13/14 (g)		79	21,034

			719,288

Finance - 0.0%
International Lease Finance Corp.
5.65%, 6/01/14		175	177,625

Insurance - 0.3%
ING Capital Funding Trust III
Series 9
3.846%, 9/30/11 (c)		825	771,659

Company	Principal Amount (000)	U.S. $ Value
XL Group PLC
Series E
6.50%, 4/15/17	805	751,669

		1,523,328

		3,385,507

Utility - 0.3%
Electric - 0.3%
AES Corp. (The)
7.75%, 3/01/14-10/15/15	550	594,838
CMS Energy Corp.
8.75%, 6/15/19	490	608,147
GenOn Energy, Inc.
7.625%, 6/15/14	315	327,600

		1,530,585

Total Corporates - Non-Investment Grades (cost $19,110,565)		19,298,002

CMOs - 1.5%
Non-Agency Fixed Rate - 0.9%
Bear Stearns Alt-A Trust
Series 2007-1, Class 21A1
5.138%, 1/25/47	1,904	1,086,960
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.112%, 5/25/35	1,473	1,324,073
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.505%, 5/25/36	1,376	766,952
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.676%, 7/25/36	1,550	868,059
Structured Asset Securities Corp.
Series 2002-3, Class B3
6.50%, 3/25/32 (d)	1,401	1,072,995
Series 2003-6A, Class B3
2.735%, 3/25/33 (d)	835	57,679

		5,176,718

Non-Agency Floating Rate - 0.4%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.263%, 12/25/35 (c)	118	76,099
Series 2006-OA14, Class 3A1
1.113%, 11/25/46 (c)	2,254	1,101,465
Series 2007-OA3, Class M1
0.497%, 4/25/47 (c)(d)	180	1,057
WaMu Mortgage Pass Through Certificates
Series 2007-OA1, Class A1A
0.963%, 2/25/47 (c)	1,775	1,076,413

		2,255,034

Company	Principal Amount (000)	U.S. $ Value
Non-Agency ARMs - 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 3A1
2.69%, 3/25/36 (c)	430	304,751

Agency Floating Rate - 0.1%
Government National Mortgage Association
Series 2006-39, Class IO
0.535%, 7/16/46 (b)(e)	16,586	274,148

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.677%, 5/28/35	65	51,640

Total CMOs (cost $14,382,686)		8,062,291

BANK LOANS - 1.4%
Industrial - 1.0%
Basic - 0.1%
Ineos US Finance LLC
7.50%, 12/16/13 (c)	210	216,441
8.00%, 12/16/14 (c)	240	248,785

		465,226

Capital Goods - 0.1%
Sequa Corp.
3.50%-3.51%, 12/03/14 (c)	278	273,250

Communications - Media - 0.3%
Cengage Learning Acquisitions Inc (Thomson Learning)
2.50%, 7/03/14 (c)	310	272,372
Clear Channel Communications, Inc.
3.84%, 1/29/16 (c)	163	135,343
Intelsat Jackson Holdings S.A. (fka Intelsat Jackson Holdings, Ltd.)
5.25%, 4/02/18 (c)	404	404,392
SuperMedia Inc. (fka Idearc Inc.)
11.00%, 12/31/15 (c)	313	175,373
Univision Communications Inc.
4.44%, 3/31/17 (c)	489	462,707

		1,450,187

Consumer Cyclical - Automotive - 0.0%
Ford Motor Co.
2.94%, 12/15/13 (c)	166	165,426

Consumer Cyclical - Entertainment - 0.0%
Las Vegas Sands, LLC
2.72%, 11/23/16 (c)	253	244,089

Company	Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Other - 0.1%
Caesars Entertainment Operating Company Inc. (fka Harrah’s Operating Company, Inc.)
3.19%-3.25%, 1/28/15 (c)	400	360,152

Consumer Non-Cyclical - 0.0%
CHS/Community Health Systems, Inc.
3.75%, 1/25/17 (c)	112	109,168

Energy - 0.1%
CITGO Petroleum Corp.
9.00%, 6/24/17 (c)	594	614,196

Services - 0.1%
Aveta, Inc.
8.50%, 4/14/15 (c)	208	208,640
Sabre Inc.
2.19%-2.25%, 9/30/14 (c)	490	438,305
ServiceMaster Co. (The)
2.69%, 7/24/14 (c)	6	5,712
2.69%-2.76%, 7/24/14 (c)	59	57,353

		710,010

Technology - 0.2%
Avaya, Inc.
3.01%, 10/24/14 (c)	57	53,974
4.76%, 10/26/17 (c)	114	109,107
First Data Corporation
2.94%, 9/24/14 (c)	875	813,478
SunGard Data Systems Inc. (Solar Capital Corp.)
1.94%, 2/28/14 (c)	24	23,641
3.84%-3.89%, 2/28/16 (c)	349	345,729

		1,345,929

		5,737,633

Utility - 0.3%
Electric - 0.3%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
2.75%, 11/01/13 (c)	384	376,311
4.75%, 5/01/14 (c)	852	796,377
Texas Competitive Electric Holdings Company, LLC (TXU)
3.69%, 10/10/14 (c)	459	359,789

		1,532,477

Financial Institutions - 0.1%
Finance - 0.1%
CIT Group, Inc.
6.25%, 8/11/15 (c)	218	217,903
Delos Aircraft Inc.
7.00%, 3/17/16 (c)	59	59,731

Company	Principal Amount (000)		U.S. $ Value
International Lease Finance Corp. (Delos Aircraft Inc.)
6.75%, 3/17/15 (c)		81	80,826

			358,460

Total Bank Loans (cost $7,740,037)			7,628,570

GOVERNMENTS - SOVEREIGN AGENCIES - 1.4%
United Kingdom - 1.4%
Royal Bank of Scotland PLC (The)
1.45%, 10/20/11 (a)		4,495	4,505,082
2.625%, 5/11/12 (a)		2,780	2,824,294

Total Governments - Sovereign Agencies (cost $7,274,536)			7,329,376

QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
Kazakhstan - 0.1%
KazMunayGas National Co.
7.00%, 5/05/20 (a)		790	882,825

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		1,385	1,532,563

Russia - 0.5%
Russian Agricultural Bank OJSC Via RSHB Capital SA
7.75%, 5/29/18 (a)		2,180	2,534,250

Total Quasi-Sovereigns (cost $4,353,653)			4,949,638

SUPRANATIONALS – 0.8%
European Bank for Reconstruction & Development
Series G
9.25%, 9/10/12	BRL	3,890	2,537,574
European Investment Bank
5.125%, 5/30/17	U.S.$	1,490	1,743,611

Total Supranationals (cost $3,753,193)			4,281,185

ASSET-BACKED SECURITIES - 0.6%
Home Equity Loans - Floating Rate - 0.3%
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.446%, 1/20/35 (c)		128	112,942
Series 2007-1, Class M1
0.566%, 3/20/36 (c)		1,250	841,647
Series 2007-2, Class M1
0.496%, 7/20/36 (c)		600	416,634

			1,371,223

Company	Principal Amount (000)	U.S. $ Value
Other ABS - Fixed Rate - 0.2%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	1,261	1,265,915

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.311%, 12/25/32	99	86,639
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	88	80,358
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	214	186,484
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37 (h)(i)	18	0

		353,481

Total Asset-Backed Securities (cost $3,653,381)		2,990,619

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California State
7.625%, 3/01/40 (cost $1,383,261)	1,355	1,673,425

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Hungary - 0.3%
Hungary Government International Bond
6.375%, 3/29/21 (cost $1,350,033)	1,360	1,407,600

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Basic - 0.1%
Severstal OAO Via Steel Capital SA
9.75%, 7/29/13 (a) (cost $545,849)	545	606,994

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Finance - 0.1%
Citigroup Capital XII
8.50% (cost $575,000)	23,000	592,250

SHORT-TERM INVESTMENTS - 8.6%
Investment Companies - 5.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.06% (j) (cost $28,397,547)	28,397,547	28,397,547

Company	Principal Amount (000)		U.S. $ Value
U.S. Treasury Bill - 3.3%
U.S. Treasury Bill
0.01%, 8/11/11 (cost $17,964,270)	U.S.$	17,965	17,964,270

Total Short-Term Investments (cost $46,361,817)			46,361,817

Total Investments - 108.0% (cost $557,714,320) (k)			579,569,157
Other assets less liabilities - (8.0)%			(42,998,702)

Net Assets - 100.0%			$536,570,455

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2011	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 2 Yr Futures	173	September 2011	$38,000,190	$38,046,484	$(46,294)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale
Norwegian Krone settling 8/18/11	29,319	$5,340,394	$5,439,988	$99,594
Credit Suisse London Branch (GFX)
Mexican Peso settling 8/18/11	2,432	205,367	206,859	1,492
Goldman Sachs Intl.
Brazilian Real settling 8/02/11	4,198	2,679,228	2,707,129	27,901
Swedish Krona settling 8/18/11	33,587	5,299,713	5,334,057	34,344
Morgan Stanley and Co., Inc.
Brazilian Real settling 8/02/11	4,198	2,697,649	2,707,129	9,480
Sale Contracts
Barclays Bank PLC Wholesale
Canadian Dollar settling 9/23/11	10,834	11,473,825	11,325,921	147,904
Euro settling 9/15/11	282	393,665	404,884	(11,219)
Credit Suisse London Branch (GFX)
Norwegian Krone settling 8/18/11	29,203	5,253,206	5,418,517	(165,311)
Swedish Krona settling 8/18/11	33,474	5,216,720	5,316,059	(99,339)
Deutsche Bank AG London
Mexican Peso settling 8/18/11	35,086	2,945,196	2,984,887	(39,691)
Goldman Sachs Intl.
Brazilian Real settling 8/02/11	4,198	2,697,649	2,707,129	(9,480)
Brazilian Real settling 9/02/11	4,198	2,663,928	2,685,570	(21,642)
Morgan Stanley and Co., Inc.
Brazilian Real settling 8/02/11	4,198	2,641,552	2,707,129	(65,577)
Royal Bank of Scotland PLC

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2011	Unrealized Appreciation/ (Depreciation)
Mexican Peso settling 8/18/11	36,565	$3,053,615	$3,110,692	$(57,077)

				$(148,621)

CREDIT DEFAULT SWAP CONTRACTS ON INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at July 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America:
CDX-NAIGS16V1-5 Year, 6/20/16*	(1.00)%	0.96%	$16,240	$(49,169)	$(3,743)	$(45,426)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity+	U.S. $ Value at July 31, 2011
ING	0.01%	12/30/11	$685,500

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2011

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the aggregate market value of these securities amounted to $46,603,201 or 8.7% of net assets.
(b)	Variable rate coupon, rate shown as of July 31, 2011.
(c)	Floating Rate Security. Stated interest rate was in effect at July 31, 2011.
(d)	Illiquid security.
(e)	IO - Interest Only
(f)	Position, or a portion thereof, has been segregated to collateralize repurchase agreements. The aggregate market value of these securities amounted to $683,891.
(g)	Defaulted.
(h)	Fair valued.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of July 31, 2011, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$17,606	$0	0.00%

(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7- day yield as of period end.

(k)	As of July 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $31,553,835 and gross unrealized depreciation of investments was $(9,698,998), resulting in net unrealized appreciation of $21,854,837.
*	Principal amount less than 500.

Currency Abbreviations:

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
MXN	-	Mexican Peso

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced

AllianceBernstein Bond Fund

Intermediate Bond Portfolio

July 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grades	$—	$154,563,545	$—	$154,563,545
Mortgage Pass-Thru’s	—	127,472,645	—	127,472,645
Governments - Treasuries	—	111,349,646	—	111,349,646
Commercial Mortgage-Backed Securities	—	28,950,203	20,899,347	49,849,550
Agencies	—	31,152,004	—	31,152,004
Corporates - Non-Investment Grades	—	19,298,002	—	19,298,002
CMOs	—	325,788	7,736,503	8,062,291
Bank Loans	—	—	7,628,570	7,628,570
Governments - Sovereign Agencies	—	7,329,376	—	7,329,376
Quasi-Sovereigns	—	4,949,638	—	4,949,638
Supranationals	—	4,281,185	—	4,281,185
Asset-Backed Securities	—	—	2,990,619	2,990,619
Local Governments - Municipal Bonds	—	1,673,425	—	1,673,425
Governments - Sovereign Bonds	—	1,407,600	—	1,407,600
Emerging Markets - Corporate Bonds	—	606,994	—	606,994
Preferred Stocks	592,250	—	—	592,250
Short-Term Investments
Investment Companies	28,397,547	—	—	28,397,547
U.S. Government & Government Sponsored Agency Obligation	—	17,964,270	—	17,964,270

Total Investments in Securities	28,989,797	511,324,321	39,255,039	579,569,157
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	—	320,715	—	320,715
Liabilities:
Futures Contracts	(46,294)	—	—	(46,294)
Forward Currency Exchange Contracts	—	(469,336)	—	(469,336)
Credit Default Swap Contracts	—	(45,426)	—	(45,426)

Total	$28,943,503	$511,130,274	$39,255,039	$579,328,816

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Commercial Mortgage-Backed Securities	Corporates - Non- Investment Grades	Bank Loans
Balance as of 10/31/10	$17,478,935	$2,488,011	$11,156,610
Accrued discounts/(premiums)	77,728	577	130,203
Realized gain (loss)	185,031	698,704	155,703
Change in unrealized appreciation/depreciation	111,229	(820,700)	(222,865)
Purchases	2,338,672	—	1,748,408
Sales	(2,421,516)	(1,782,392)	(5,339,489)
Transfers into Level 3	3,129,268	—	—
Transfers out of Level 3	—	(584,200)	—

Balance as of 7/31/11	$20,899,347	$—	$7,628,570

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/11	$314,374	$—	$(142,626)

	CMOs	Asset-Backed Securities	Total
Balance as of 10/31/10	$8,659,846	$1,752,202	$41,535,604
Accrued discounts/(premiums)	(881)	150	207,777
Realized gain (loss)	(2,939)	(70,682)	965,817
Change in unrealized appreciation/depreciation	596,213	471,004	134,881
Purchases	—	1,260,962	5,348,042
Sales	(1,515,736)	(423,017)	(11,482,150)
Transfers into Level 3	—	—	3,129,268
Transfers out of Level 3	—	—	(584,200)

Balance as of 7/31/11	$7,736,503	$2,990,619	$39,255,039

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/11	$596,213	$289,684	$1,057,645

AllianceBernstein Bond Fund—Bond Inflation Strategy Portfolio

Portfolio of Investments

July 31, 2011 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 97.8%
United States - 97.8%
U.S. Treasury Inflation Index
0.50%, 4/15/15 (TIPS)	U.S.$	1,731	$1,832,273
0.625%, 7/15/21 (TIPS)		4,371	4,483,605
1.125%, 1/15/21 (TIPS)		3,527	3,799,567
1.25%, 7/15/20 (TIPS)		6,221	6,814,427
1.375%, 7/15/18-1/15/20 (TIPS)		6,921	7,683,432
1.625%, 1/15/15-1/15/18 (TIPS) (a)		19,174	21,267,525
1.875%, 7/15/13 (TIPS) (a)		7,860	8,374,471
1.875%, 7/15/15-7/15/19 (TIPS)		17,922	20,239,208
2.00%, 1/15/14-7/15/14 (TIPS) (a)		12,689	13,944,583
2.00%, 1/15/16 (TIPS)		4,821	5,451,628
2.125%, 1/15/19 (TIPS) (a)		4,746	5,547,162
2.375%, 1/15/17-1/15/25 (TIPS)		4,733	5,517,243
2.50%, 7/15/16 (TIPS) (a)		3,412	3,979,392
2.625%, 7/15/17 (TIPS)		1,984	2,362,024
3.00%, 7/15/12 (TIPS)		1,015	1,054,037

Total Inflation-Linked Securities (cost $109,389,612)			112,350,577

CORPORATES - INVESTMENT GRADES - 11.8%
Financial Institutions - 5.6%
Banking - 2.4%
American Express Credit Corp. 1.096%, 6/24/14 (b)		225	224,679
Bank of America Corp. 7.625%, 6/01/19		135	159,118
Bank of Scotland PLC 5.625%, 5/23/13	EUR	50	74,795
Barclays Bank PLC 5.45%, 9/12/12	U.S.$	150	157,416
BBVA Senior Finance SAU Series G 3.625%, 5/14/12	EUR	50	72,359
Capital One Financial Corp. 5.25%, 2/21/17	U.S.$	150	164,976
Citigroup, Inc.
5.375%, 8/09/20		75	80,089
5.50%, 4/11/13		150	159,048
Goldman Sachs Group, Inc. (The) 6.00%, 6/15/20		210	227,805
HSBC Bank PLC 1.05%, 1/17/14 (b)(c)		210	211,093
JPMorgan Chase & Co. 4.40%, 7/22/20		165	166,179
M&I Marshall & Ilsley Bank 5.00%, 1/17/17		152	165,769
Macquarie Group Ltd. 7.625%, 8/13/19 (c)		65	73,045
Morgan Stanley
5.30%, 3/01/13		50	52,706
5.50%, 7/24/20		105	108,046

	Principal Amount (000)		U.S. $ Value
National Capital Trust II 5.486%, 3/23/15 (c)	U.S.$	45	43,216
Royal Bank of Scotland PLC (The) 3.25%, 1/11/14		155	157,769
UBS AG/Stamford CT 5.875%, 7/15/16		145	159,707
Union Bank NA 5.95%, 5/11/16		250	277,408

			2,735,223

Brokerage - 0.1%
Jefferies Group, Inc.
5.125%, 4/13/18		32	32,600
6.875%, 4/15/21		54	59,292

			91,892

Finance - 0.2%
HSBC Finance Corp. 7.00%, 5/15/12		25	26,187
SLM Corp. Series A 5.375%, 1/15/13		155	160,167

			186,354

Insurance - 2.7%
Allstate Corp. (The) 6.125%, 5/15/37		45	43,988
American International Group, Inc. 6.40%, 12/15/20		205	224,907
AON Corp. 3.125%, 5/27/16		115	116,889
Chubb Corp. 5.75%, 5/15/18		25	28,738
CIGNA Corp. 5.125%, 6/15/20		211	228,514
Coventry Health Care, Inc. 5.45%, 6/15/21		235	248,712
Genworth Financial, Inc. 6.515%, 5/22/18		225	216,132
Hartford Financial Services Group, Inc.
5.50%, 3/30/20		65	68,409
6.10%, 10/01/41		165	162,589
Humana, Inc.
6.45%, 6/01/16		40	46,315
7.20%, 6/15/18		155	183,158
Lincoln National Corp. 8.75%, 7/01/19		175	227,114
Markel Corp. 7.125%, 9/30/19		144	168,030
Marsh & McLennan Cos., Inc. 5.375%, 7/15/14		207	227,962
MetLife, Inc. 7.717%, 2/15/19		110	136,585
Nationwide Mutual Insurance Co. 9.375%, 8/15/39 (c)		125	159,621
Principal Financial Group, Inc. 7.875%, 5/15/14		135	156,561

	Principal Amount (000)		U.S. $ Value
Prudential Financial, Inc.
6.20%, 1/15/15	U.S.$	25	28,173
Series D
7.375%, 6/15/19		80	96,962
QBE Capital Funding III Ltd. 7.25%, 5/24/41 (c)		200	203,829
XL Group PLC 5.25%, 9/15/14		151	162,666

			3,135,854

Other Finance - 0.0%
ORIX Corp. 4.71%, 4/27/15		46	48,361

REITS - 0.2%
HCP, Inc. 5.375%, 2/01/21		214	229,141

			6,426,825

Industrial - 5.1%
Basic - 0.9%
AngloGold Ashanti Holdings PLC 5.375%, 4/15/20		225	226,722
ArcelorMittal 6.125%, 6/01/18		205	225,608
Dow Chemical Co. (The)
7.60%, 5/15/14		25	29,141
8.55%, 5/15/19		150	198,164
International Paper Co. 9.375%, 5/15/19		120	158,664
Lubrizol Corp. 8.875%, 2/01/19		100	133,037
Packaging Corp. of America 5.75%, 8/01/13		40	42,956

			1,014,292

Capital Goods - 0.1%
Republic Services, Inc.
3.80%, 5/15/18		8	8,289
5.25%, 11/15/21		150	163,386

			171,675

Communications - Media - 1.0%
CBS Corp.
5.75%, 4/15/20		185	206,305
8.875%, 5/15/19		25	32,586
Comcast Corp. 5.15%, 3/01/20		210	234,111
News America, Inc. 6.15%, 3/01/37		216	216,903
Reed Elsevier Capital, Inc. 8.625%, 1/15/19		45	58,350
Time Warner Cable, Inc.
5.00%, 2/01/20		35	37,622
7.50%, 4/01/14		70	80,815
8.75%, 2/14/19		25	32,745

	Principal Amount (000)		U.S. $ Value
WPP Finance UK 5.875%, 6/15/14	U.S.$	205	226,222

			1,125,659

Communications - Telecommunications - 0.5%
American Tower Corp. 5.05%, 9/01/20		35	36,018
Bell Canada 4.85%, 6/30/14	CAD	25	27,927
Deutsche Telekom International Finance BV 7.125%, 9/26/12	GBP	75	130,487
Embarq Corp. 7.082%, 6/01/16	U.S.$	40	45,761
Koninklijke KPN NV 5.00%, 11/13/12	EUR	50	74,365
Qwest Corp. 7.50%, 10/01/14	U.S.$	50	56,500
Telecom Italia Capital SA 7.175%, 6/18/19		30	31,754
United States Cellular Corp. 6.70%, 12/15/33		220	225,994

			628,806

Consumer Cyclical - Automotive - 0.1%
Daimler Finance North America LLC 7.30%, 1/15/12		40	41,191
Harley-Davidson Funding Corp. 5.75%, 12/15/14 (c)		30	33,026

			74,217

Consumer Cyclical - Entertainment - 0.2%
Viacom, Inc. 5.625%, 9/15/19		80	91,293
6.25%, 4/30/16		120	141,126

			232,419

Consumer Cyclical - Other - 0.1%
Marriott International, Inc./DE Series J 5.625%, 2/15/13		125	133,115

Consumer Cyclical - Retailers - 0.2%
Nordstrom, Inc. 6.25%, 1/15/18		195	230,244

Consumer Non-Cyclical - 0.4%
Ahold Finance USA LLC 6.875%, 5/01/29		25	29,004
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		125	136,030
8.50%, 6/15/19		75	93,203
Delhaize Group SA 5.875%, 2/01/14		205	225,583

	Principal Amount (000)		U.S. $ Value
Newell Rubbermaid, Inc. 5.50%, 4/15/13	U.S.$	5	5,321

			489,141

Energy - 0.9%
Anadarko Petroleum Corp. 5.95%, 9/15/16		25	28,822
Hess Corp. 8.125%, 2/15/19		35	45,414
Marathon Petroleum Corp.
3.50%, 3/01/16 (c)		9	9,371
5.125%, 3/01/21 (c)		15	15,911
Nabors Industries, Inc. 9.25%, 1/15/19		175	228,632
Noble Energy, Inc. 8.25%, 3/01/19		175	229,180
Valero Energy Corp.
6.125%, 2/01/20		80	91,318
6.875%, 4/15/12		130	135,346
Weatherford International Ltd./Bermuda
5.15%, 3/15/13		125	132,137
9.625%, 3/01/19		70	93,707

			1,009,838

Technology - 0.4%
Agilent Technologies, Inc. 5.00%, 7/15/20		7	7,575
Motorola Solutions, Inc. 7.50%, 5/15/25		195	238,654
Xerox Corp. 8.25%, 5/15/14		195	229,337

			475,566

Transportation - Airlines - 0.0%
Southwest Airlines Co. 5.25%, 10/01/14		35	38,075

Transportation - Services - 0.3%
Asciano Finance Ltd. 5.00%, 4/07/18 (c)		47	49,081
Ryder System, Inc.
3.15%, 3/02/15		105	109,448
5.85%, 11/01/16		105	120,099
7.20%, 9/01/15		10	11,841

			290,469

			5,913,516

Utility - 0.9%
Electric - 0.6%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (c)		130	141,468
8.25%, 4/15/12 (c)		25	26,242
Constellation Energy Group, Inc. 5.15%, 12/01/20		215	226,323
Nisource Finance Corp.

	Principal Amount (000)		U.S. $ Value
6.15%, 3/01/13	U.S.$	125	134,223
6.80%, 1/15/19		75	88,980
Ohio Power Co. Series F 5.50%, 2/15/13		16	17,029
TECO Finance, Inc. 4.00%, 3/15/16		45	47,848

			682,113

Natural Gas - 0.3%
DCP Midstream LLC 9.75%, 3/15/19 (c)		20	26,625
Energy Transfer Partners LP 6.125%, 2/15/17		145	163,312
EQT Corp. 8.125%, 6/01/19		62	77,368
Spectra Energy Capital LLC 8.00%, 10/01/19		25	31,459

			298,764

			980,877

Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
Ecopetrol SA 7.625%, 7/23/19		10	12,150
Gazprom OAO Via Gaz Capital SA 6.212%, 11/22/16 (c)		100	110,000
Petrobras International Finance Co. - Pifco 5.75%, 1/20/20		105	115,135

			237,285

Total Corporates - Investment Grades (cost $13,312,304)			13,558,503

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.2%
Non-Agency Fixed Rate CMBS - 5.2%
Banc of America Commercial Mortgage, Inc. Series 2006-5, Class A4 5.414%, 9/10/47		80	86,183
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2007-5, Class A4 5.492%, 2/10/51		255	274,937
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4
5.72%, 9/11/38		75	83,277
Series 2007-PW18, Class A4
5.70%, 6/11/50		125	135,433
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.074%, 12/10/49		55	60,855
Commercial Mortgage Pass Through Certificates Series 2006-C8, Class A4 5.306%, 12/10/46		55	59,094

	Principal Amount (000)		U.S. $ Value
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, Class A4 5.014%, 2/15/38	U.S.$	380	411,155
Credit Suisse Mortgage Capital Certificates Series 2006-C5, Class A3 5.311%, 12/15/39		50	53,581
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4
4.799%, 8/10/42		530	569,469
Series 2007-GG11, Class A4
5.736%, 12/10/49		260	279,327
Series 2007-GG9, Class A4
5.444%, 3/10/39		65	69,802
GS Mortgage Securities Corp. II Series 2006-GG6, Class A2 5.506%, 4/10/38		31	30,764
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43		503	550,689
Series 2006-CB16, Class A4
5.552%, 5/12/45		80	87,563
Series 2007-CB18, Class A4
5.44%, 6/12/47		370	393,527
Series 2007-LD11, Class A4
5.817%, 6/15/49		105	113,735
Series 2007-LD12, Class A4
5.882%, 2/15/51		350	377,979
Series 2007-LDPX, Class A3
5.42%, 1/15/49		435	461,706
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.323%, 6/15/29		70	75,327
Series 2006-C1, Class A4
5.156%, 2/15/31		38	41,764
Series 2006-C4, Class A4
5.87%, 6/15/38		60	66,521
Series 2006-C7, Class A3
5.347%, 11/15/38		80	86,163
Series 2007-C1, Class A4
5.424%, 2/15/40		290	313,072
Series 2007-C7, Class A3
5.866%, 9/15/45		170	186,803
Merrill Lynch Mortgage Trust Series 2007-C1, Class A4 5.827%, 6/12/50		370	404,597
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46		25	27,219
Series 2007-9, Class A4
5.70%, 9/12/49		125	134,773
Morgan Stanley Capital I
Series 2007-HQ13, Class A3
5.569%, 12/15/44		60	63,750
Series 2011-C2, Class A2

	Principal Amount (000)		U.S. $ Value
3.476%, 6/15/44 (c)	U.S.$	425	433,456

Total Commercial Mortgage-Backed Securities (cost $5,843,797)			5,932,521

GOVERNMENTS - TREASURIES - 2.4%
Canada - 1.5%
Canadian Government Bond 2.00%, 6/01/16	CAD	1,705	1,784,839

Mexico - 0.9%
Mexican Bonos Series M 10 7.25%, 12/15/16	MXN	11,334	1,020,034

Total Governments - Treasuries (cost $2,716,849)			2,804,873

ASSET-BACKED SECURITIES - 2.3%
Autos - Fixed Rate - 1.0%
AmeriCredit Automobile Receivables Trust Series 2011-3, Class A2 0.84%, 11/10/14	U.S.$	300	299,718
Ford Credit Auto Lease Trust Series 2011-A, Class A2 0.74%, 9/15/13		320	319,872
Porsche Financial Auto Securitization Trust Series 2011-1, Class A3 0.84%, 1/16/15 (c)		200	200,078
SMART Trust/Australia Series 2011-2USA, Class A2A 1.22%, 11/14/13 (c)		350	349,980

			1,169,648

Credit Cards - Floating Rate - 0.8%
GE Capital Credit Card Master Note Trust
Series 2011-1, Class A
0.737%, 1/15/17 (b)		165	165,849
Series 2011-2, Class A
0.667%, 5/15/19 (b)		255	255,037
Penarth Master Issuer PLC Series 2010-2A, Class A2 0.936%, 12/18/14 (b)(c)		480	479,401

			900,287

Autos - Floating Rate - 0.5%
Ford Credit Floorplan Master Owner Trust Series 2009-2, Class A 1.737%, 9/15/14 (b)		360	364,465

	Principal Amount (000)		U.S. $ Value
Hyundai Floorplan Master Owner Trust Series 2009-1A, Class A 1.437%, 11/17/14 (b)(c)	U.S.$	160	161,007

			525,472

Total Asset-Backed Securities (cost $2,599,605)			2,595,407

GOVERNMENTS - SOVEREIGN AGENCIES - 0.9%
Australia - 0.0%
Suncorp-Metway Ltd. 1.749%, 7/16/12 (b)(c)		45	45,652

Netherlands - 0.3%
NIBC Bank NV 3.125%, 2/17/12	EUR	110	159,111
SNS Bank NV 2.875%, 1/30/12		110	159,135

			318,246

United Kingdom - 0.1%
Lloyds TSB Bank PLC 2.75%, 3/16/12	GBP	50	82,936
Yorkshire Building Society 2.00%, 3/30/12		50	82,540

			165,476

United States - 0.5%
Goldman Sachs Group, Inc. (The) - FDIC Insured 3.50%, 12/08/11	EUR	375	542,178

Total Governments - Sovereign Agencies (cost $976,420)			1,071,552

CORPORATES - NON-INVESTMENT GRADES - 0.6%
Industrial - 0.6%
Basic - 0.0%
United States Steel Corp. 6.65%, 6/01/37	U.S.$	30	26,250

Capital Goods - 0.1%
Building Materials Corp. of America 6.75%, 5/01/21 (c)		11	11,151
Case New Holland, Inc. 7.875%, 12/01/17 (c)		18	20,385
Griffon Corp. 7.125%, 4/01/18 (c)		57	56,858
Huntington Ingalls Industries, Inc. 7.125%, 3/15/21 (c)		8	8,260

			96,654

Communications - Media - 0.1%
EH Holding Corp. 6.50%, 6/15/19 (c)		40	41,150

	Principal Amount (000)		U.S. $ Value
RR Donnelley & Sons Co. 4.95%, 4/01/14	U.S.$	35	36,225

			77,375

Consumer Cyclical - Automotive - 0.2%
Delphi Corp.
5.875%, 5/15/19 (c)		13	13,097
6.125%, 5/15/21 (c)		21	21,210
Ford Motor Credit Co. LLC 5.875%, 8/02/21		200	202,624

			236,931

Consumer Cyclical - Retailers - 0.0%
Limited Brands, Inc. 6.625%, 4/01/21		35	36,225

Consumer Non-Cyclical - 0.1%
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/21 (c)		25	24,688
Universal Health Services, Inc. 7.125%, 6/30/16		35	38,762

			63,450

Energy - 0.1%
Chesapeake Energy Corp. 6.125%, 2/15/21		24	25,080
Oil States International, Inc. 6.50%, 6/01/19 (c)		52	53,040
Range Resources Corp. 5.75%, 6/01/21		50	52,438
Tesoro Corp. 6.50%, 6/01/17		20	20,500

			151,058

Total Corporates - Non-Investment Grades (cost $678,116)			687,943

SUPRANATIONALS - 0.3%
European Bank for Reconstruction & Development Series G 9.25%, 9/10/12	BRL	425	277,241
European Investment Bank 0.552%, 3/05/12 (b)	U.S.$	50	50,106

Total Supranationals (cost $308,807)			327,347

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Hungary - 0.1%
Hungary Government International Bond 6.375%, 3/29/21		90	93,150

Poland - 0.0%
Poland Government International Bond 3.875%, 7/16/15		16	16,600

	Principal Amount (000)		U.S. $ Value
Russia - 0.1%
Russian Foreign Bond - Eurobond 7.50%, 3/31/30 (c)	U.S.$	82	98,322

Total Governments - Sovereign Bonds (cost $197,469)			208,072

QUASI-SOVEREIGNS - 0.1%
Quasi-Sovereign Bonds - 0.1%
Kazakhstan - 0.1%
KazMunayGas National Co. 7.00%, 5/05/20 (c) (cost $137,969)		124	138,570

CMOs - 0.0%
Non-Agency Fixed Rate - 0.0%
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1A 2.663%, 12/25/35 (cost $2,984)		3	3,280

	Shares
SHORT-TERM INVESTMENTS - 2.6%
Investment Companies - 2.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.06% (d) (cost $2,926,834)		2,926,834	2,926,834

Total Investments - 124.2% (cost $139,090,766) (e)			142,605,479
Other assets less liabilities - (24.2)% (f)			(27,742,462)

Net Assets - 100.0%			$114,863,017

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2011	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Bond 30 Yr Futures	3	September 2011	$375,557	$384,375	$(8,818)
U.S. T-Note 5 Yr Futures	43	September 2011	5,100,685	5,222,148	(121,463)
U.S. T-Note 10 Yr Futures	12	September 2011	1,459,480	1,508,250	(48,770)

					$(179,051)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
State Street Bank and Trust Co.:
Mexican Peso settling 8/18/11	318	$26,845	$27,031	$186
New Zealand Dollar settling 8/11/11	219	180,491	191,969	11,478
Norwegian Krone settling 8/18/11	2,090	380,059	387,810	7,751
Swedish Krona settling 8/18/11	2,394	377,654	380,243	2,589
Sale Contracts
State Street Bank and Trust Co.:
Brazilian Real settling 8/02/11	458	289,063	295,195	(6,132)
Brazilian Real settling 9/02/11	458	290,761	292,844	(2,083)
Canadian Dollar settling 9/23/11	1,695	1,790,498	1,772,359	18,139
Euro settling 9/15/11	792	1,104,376	1,136,478	(32,102)
Great British Pound settling 8/09/11	186	304,826	304,473	353
Mexican Peso settling 8/18/11	4,347	364,837	369,819	(4,982)
Mexican Peso settling 8/18/11	5,016	420,965	426,721	(5,756)
Mexican Peso settling 8/19/11	2,800	236,902	238,170	(1,268)
New Zealand Dollar settling 8/11/11	219	177,589	191,969	(14,380)
Norwegian Krone settling 8/18/11	2,082	374,395	386,279	(11,884)
Swedish Krona settling 8/18/11	2,386	371,789	378,960	(7,171)

				$(45,262)

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$7,310	6/7/13	0.627%	3 Month LIBOR	$(11,429)
Barclays Bank PLC	1,000	11/17/13	1.059%	3 Month LIBOR	(10,611)
JPMorgan Chase Bank, N.A.	550	5/17/21	3.268%	3 Month LIBOR	(21,348)

CREDIT DEFAULT SWAP CONTRACTS ON INDICES

Swap Counterparty & Index	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at July 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America:
CDX - NAHYS16V1 - 5 Year Index, 6/20/16*	5.00%	4.95%	$1,750	$13,499	$39,132	$(25,633)

Swap Counterparty & Index	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at July 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX - NAIGS16V1 - 5 Year Index, 6/20/16*	1.00%	0.96%	$2,000	$6,055	$10,153	$(4,098)
CDX - NAIGS16V1 - 5 Year Index, 6/20/16*	1.00	0.96	1,100	3,331	3,950	(619)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity+	U.S. $ Value at July 31, 2011
Bank of America	0.12%	12/30/11	$11,897,221
Bank of America	0.12%	12/31/11	1,602,938
Bank of America	0.16%	8/23/11	1,973,035
Bank of America	0.18%	8/23/11	3,287,711
Bank of America	0.23%	1/05/12	8,433,512
HSBC	0.00%	7/15/16	362,950

			$27,557,367

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2011

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $27,983,919.
(b)	Floating Rate Security. Stated interest rate was in effect at July 31, 2011.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the aggregate market value of these securities amounted to $3,258,833 or 2.8% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of July 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,574,518 and gross unrealized depreciation of investments was $(59,805), resulting in net unrealized appreciation of $3,514,713.
(f)	An amount of U.S. $69,863 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2011.

Currency Abbreviations:

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
MXN	-	Mexican Peso

Glossary:

CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FDIC	-	Federal Deposit Insurance Corporation
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust

TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Bond Fund—Bond Inflation Strategy Portfolio

July 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$—	$112,350,577	$—	$112,350,577
Corporates - Investment Grades	—	13,558,503	—	13,558,503
Commercial Mortgage-Backed Securities	—	4,026,094	1,906,427	5,932,521
Governments - Treasuries	—	2,804,873	—	2,804,873
Asset-Backed Securities	—	2,595,407	—	2,595,407
Governments - Sovereign Agencies	—	1,071,552	—	1,071,552
Corporates - Non-Investment Grades	—	687,943	—	687,943
Supranationals	—	327,347	—	327,347
Governments - Sovereign Bonds	—	208,072	—	208,072
Quasi-Sovereigns	—	138,570	—	138,570
CMOs	—	—	3,280	3,280
Short-Term Investments	2,926,834	—	—	2,926,834

Total Investments in Securities	2,926,834	137,768,938 +	1,909,707	142,605,479
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	—	40,496	—	40,496
Liabilities:
Futures Contracts	(179,051)	—	—	(179,051)
Forward Currency Exchange Contracts	—	(85,758)	—	(85,758)
Interest Rate Swap Contracts	—	(43,388)	—	(43,388)
Credit Default Swap Contracts	—	(30,350)	—	(30,350)

Total	$2,747,783	$137,649,938	$1,909,707	$142,307,428

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	CMOs	Commercial Mortgage-Backed Securities	Total
Balance as of 10/31/10	$8,944	$120,523	$129,467
Accrued discounts/(premiums)	17	(3,502)	(3,485)

37

Realized gain (loss)	586	—	586
Change in unrealized appreciation/depreciation	(380)	21,937	21,557
Purchases	—	1,767,469	1,767,469
Sales	(5,887)	—	(5,887)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 7/31/11	$3,280	$1,906,427	$1,909,707

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/11	$(380)	$21,937	$21,557

38

AllianceBernstein Bond Fund

Municipal Bond Inflation Strategy Portfolio

Portfolio of Investments

July 31, 2011 (unaudited)

Company	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 89.3%
Long-Term Municipal Bonds - 70.9%
Alabama - 0.5%
Alabama GO
Series 2010D
4.00%, 6/01/13	$1,040	$1,106,144

Alaska - 1.6%
Alaska Ind Dev & Export Auth
Series 2010 A
5.00%, 4/01/17	400	452,920
Valdez AK Marine Terminal (BP PLC)
Series 2011B
5.00%, 1/01/16	3,140	3,490,832

		3,943,752

Arizona - 2.0%
Pima Cnty AZ Swr
AGM
5.00%, 7/01/21	1,765	1,947,642
Pima Cnty AZ USD #1 GO
5.00%, 7/01/13	2,825	3,044,503

		4,992,145

Arkansas - 0.6%
Arkansas GO (Arkansas Federal Hwy Grant)
4.00%, 8/01/12	1,500	1,556,445

California - 1.1%
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	1,225	1,321,738
California GO
5.00%, 10/01/16	275	318,032
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	225	242,341
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series C
5.00%, 5/01/19	450	498,960
NPFGC-RE Series 2006 32F
5.25%, 5/01/18	290	328,048

		2,709,119

Colorado - 0.4%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2010 A
5.00%, 11/15/23	375	405,026
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/19	200	212,842
Regional Trnsp Dist CO (Denver Transit Partners)

Company	Principal Amount (000)	U.S. $ Value
5.25%, 7/15/24	440	431,086

		1,048,954

District of Columbia - 0.7%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/13	1,495	1,605,496

Florida - 9.2%
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/16	315	339,142
Series 2011A-1
5.00%, 6/01/15	1,720	1,853,145
NPFGC Series A
5.00%, 3/01/15	275	295,455
Florida Brd of Ed GO (Florida GO)
Series 2011C
4.00%, 6/01/13 (a)	1,970	2,094,543
Florida Brd of Ed Lottery
4.00%, 7/01/12	2,140	2,210,385
5.00%, 7/01/13	1,000	1,081,880
Series 2010 C
5.00%, 7/01/16	550	633,198
Florida Hurricane Catastr Fd Fin Corp.
Series 2008A
5.00%, 7/01/13	665	710,898
Series 2010A
5.00%, 7/01/15	700	775,831
Florida Mun Pwr Agy
Series 2011B
5.00%, 10/01/23	2,890	3,040,367
Florida Ports Fin Commn (Florida St Trnsp Trust Fund)
Series 2011B
5.00%, 6/01/15	1,900	2,100,849
Florida St (Florida GO)
Series 2011B
5.00%, 6/01/13	3,055	3,303,616
Greater Orlando Aviation FL (Greater Orlando Intl Airport)
Series 2010 B
5.00%, 10/01/13	420	450,576
Jacksonville FL Sales Tax
5.00%, 10/01/20	1,720	1,868,625
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM
5.00%, 10/01/13	1,000	1,059,620
Tampa Bay FL Wtr Util Sys
FGIC
6.00%, 10/01/24 (Pre-refunded/ETM)	560	565,275

		22,383,405

Georgia - 3.6%
Atlanta GA Arpt PFC (Hartsfield Jackson Atlanta Intl Arpt)

Company	Principal Amount (000)	U.S. $ Value
Series 2010B
5.00%, 1/01/18	2,500	2,834,775
Catoosa Cnty GA SD GO
3.00%, 8/01/13 (a)	2,380	2,499,381
Georgia Mun Elec Auth
Series 2011A
5.00%, 1/01/21	3,045	3,411,039

		8,745,195

Hawaii - 0.5%
Honolulu HI City & Cnty GO
Series 2011A
5.00%, 8/01/26 (a)	1,035	1,144,741

Illinois - 4.4%
Chicago IL Brd of Ed GO
5.00%, 12/01/17	1,690	1,873,145
Chicago IL GO
Series 2010A
5.00%, 1/01/24	1,975	2,015,685
Chicago IL O’Hare Intl Arpt (O’hare Intl Arpt)
5.00%, 1/01/17	1,930	2,072,511
Cook Cnty IL GO
5.00%, 11/15/25	2,200	2,296,162
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	160	160,115
Illinois GO
Series 2010
5.00%, 1/01/18	500	555,145
Illinois Sales Tax
5.00%, 6/15/17	1,450	1,677,462

		10,650,225

Indiana - 1.0%
Indianapolis IN Loc Bond Bank (Indianapolis In Arpt Auth)
AMBAC
5.25%, 1/01/14	2,260	2,438,111

Kansas - 0.0%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	180	104,103

Louisiana - 0.4%
Orleans Parish LA Par SD GO
AGM
4.00%, 9/01/13	910	963,089

Massachusetts - 6.0%
Massachusetts GO
AGM
5.50%, 3/01/16 (Pre-refunded/ETM)	1,000	1,030,590
AGM Series 2006C
4.449%, 11/01/19 (b)	5,400	5,160,402
Massachusetts Spl Obl (Massachusetts Gas Tax)

Company	Principal Amount (000)	U.S. $ Value
Series 2005A
5.471%, 6/01/20 (b)	3,000	2,949,930
Metropolitan Boston Trnsp Pkg Corp. MA
5.00%, 7/01/22-7/01/25	5,025	5,437,096

		14,578,018

Minnesota - 0.9%
Minnesota Hgr Ed Fac Auth (Gustavus Adolfus College)
5.00%, 10/01/21	1,295	1,420,239
Minnesota Pub Fac Auth (Minnesota SRF)
Series 2010A
5.00%, 3/01/13	750	801,248

		2,221,487

Nevada - 0.5%
Clark Cnty NV Arpt (McCarran Airport)
Series 2010 D
5.00%, 7/01/21-7/01/22	775	833,423
Clark Cnty NV SD GO
NPFGC-RE Series 2005 A
5.00%, 6/15/18	450	492,844

		1,326,267

New Jersey - 1.8%
New Jersey EDA (New Jersey Lease Sch Fac)
Series 2010DD-1
5.00%, 12/15/17	480	543,269
Tobacco Settlement Fin Corp. NJ
6.75%, 6/01/39 (Pre-refunded/ETM)	3,440	3,837,389

		4,380,658

New York - 11.6%
Long Island Pwr Auth NY
NPFGC Series 2006D
2.261%, 9/01/15 (b)	1,000	974,680
New York NY GO
AGM Series 2005K
8.082%, 8/01/16 (b)	1,700	1,700,153
New York NY Mun Wtr Fin Auth
4.988%, 6/15/13 (b)	500	502,830
5.00%, 6/15/26	3,875	4,267,886
New York St Dormitory Auth (New York St Pers Income Tax)
4.00%, 3/15/13	6,800	7,194,060
Series 2011C
5.00%, 3/15/25	3,000	3,346,500
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/25	3,000	3,340,800
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2011A

Company	Principal Amount (000)	U.S. $ Value
4.00%, 4/01/13	6,720	7,109,693

		28,436,602

Ohio - 0.6%
Cleveland OH COP
Series 2010A
5.00%, 11/15/17	700	772,429
Toledo OH City Svcs Spl Assmt Notes
Series 2010
4.125%, 12/01/12	725	743,915

		1,516,344

Oregon - 2.0%
Tri-Cnty Met Trnsp Dist OR Grant Prog
Series 2011A
5.00%, 10/01/25	4,605	4,938,448

Pennsylvania - 1.7%
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.00%, 8/01/19	475	542,445
Pennsylvania GO
Series 2006
5.00%, 3/01/13	700	750,358
Series 2010A
5.00%, 5/01/13	220	237,373
Philadelphia PA SD GO
Series 2011E
5.25%, 9/01/22	1,800	1,916,190
Philadelphia PA Wtr & WstWtr
AGM Series 2010A
5.00%, 6/15/18	550	621,429

		4,067,795

Puerto Rico - 2.6%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/21	2,000	2,074,440
Series 2010AAA
5.25%, 7/01/21	1,830	1,946,351
Puerto Rico Govt Dev Bank
5.25%, 1/01/15	1,000	1,036,550
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
4.284%, 7/01/28 (b)	1,500	1,056,645
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series 2007 M
5.75%, 7/01/16	275	303,864

		6,417,850

Texas - 8.2%
Conroe TX ISD GO
5.00%, 2/15/24-2/15/26	6,240	6,921,376
Garland TX GO
Series 2010
5.00%, 2/15/26	500	549,875
Harris Cnty TX GO

Company	Principal Amount (000)	U.S. $ Value
Series 2010 A
5.00%, 10/01/26	400	443,352
Houston TX Arpt Sys
Series 2011A
5.00%, 7/01/19	2,105	2,247,951
Katy TX ISD GO
Series 2010 B
4.00%, 2/15/13	700	737,709
Lower Colorado River Auth TX
5.00%, 5/15/24	2,615	2,843,263
San Antonio TX ISD GO
5.00%, 8/15/26	1,710	1,903,179
Texas GO
5.00%, 10/01/13	2,230	2,445,931
Texas Trnsp Comm (Central Texas Turnpike)
Series 2009
2.75%, 8/15/42 (b)	655	659,022
Univ of Texas
Series 2010A
5.00%, 8/15/22	1,070	1,232,661

		19,984,319

Virginia - 4.3%
Fairfax Cnty VA Econ Dev Dist (Fairfax Cnty VA Trnsp Impt Dist)
5.00%, 4/01/25-4/01/26	6,000	6,587,260
Virginia Lease Pub Fac
Series 2003A
5.00%, 8/01/13	3,525	3,842,356

		10,429,616

Washington - 4.4%
Chelan Cnty WA PUD #1
Series 2011B
5.50%, 7/01/25	3,305	3,588,833
Energy Northwest WA (Bonneville Power Admin)
Series 2011A
5.00%, 7/01/18	680	801,917
Series 2012A
5.00%, 7/01/13 (a)	1,250	1,308,638
Seattle WA GO
Series 2010
4.00%, 8/01/12	700	726,271
Washington ST GO
Series 2009 B
5.00%, 1/01/22	710	809,187
Series 2009D
5.00%, 2/01/25	3,245	3,529,976

		10,764,822

Wisconsin - 0.3%
Badger Tob Asset Sec Corp. WI
6.375%, 6/01/32 (Pre-refunded/ETM)	700	735,427

Total Long-Term Municipal Bonds (cost $171,803,848)		173,188,577

Company	Principal Amount (000)	U.S. $ Value
Short-Term Municipal Notes - 18.4%
California - 0.1%
Irvine Ranch Wtr Dist CA
0.14%, 10/01/41 (c)	250	250,000

Colorado - 1.8%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
0.20%, 9/01/35-7/01/36 (c)	2,900	2,900,000
Series D
0.20%, 10/01/38 (c)	1,340	1,340,000

		4,240,000

Florida - 1.4%
Broward County Educational Facilities Authority (Nova Southeastern Univ)
0.26%, 4/01/24 (c)	3,500	3,500,000

Kentucky - 1.1%
Kentucky Econ Dev Fin Auth (Baptist Healthcare Sys)
Series 2009B-1
0.30%, 8/15/38 (c)	2,700	2,700,000

Louisiana - 0.9%
Louisiana Pub Fac Auth (Dynamic Fuel Systems, Inc.)
Series 2008
0.26%, 10/01/33 (c)	2,250	2,250,000

Minnesota - 0.8%
Minneapolis-St Paul MN Hsg & Redev Auth (Allina Health Sys)
Series 2009B1
0.18%, 11/15/35 (c)	2,000	2,000,000

Mississippi - 3.2%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2009 B
0.30%, 12/01/30 (c)	3,400	3,400,000
Series 2009 E
0.23%, 12/01/30 (c)	4,500	4,500,000

		7,900,000

Missouri - 0.7%
Missouri Hlth & Ed Fac Auth (St. Louis Univ)
0.21%, 10/01/35 (c)	1,680	1,680,000

New Hampshire - 0.6%
New Hampshire Bus Fin Auth (Huggins Hosp)
0.35%, 10/01/42 (c)	1,500	1,500,000

New York - 0.9%
New York NY Trst for Cult Res (Lincoln Center Performing Arts)

	Principal Amount (000)	U.S. $ Value
0.25%, 12/01/35 (c)	2,205	2,205,000

Ohio - 1.5%
Allen Cnty OH Hosp (Catholic Healthcare Partners)
Series 2008B
0.15%, 10/01/31 (c)	3,600	3,600,000

Oregon - 1.3%
Medford OR Hosp Facs Auth (Rogue Valley Manor)
0.20%, 8/15/37 (c)	3,230	3,230,000

Texas - 0.5%
Harris Cnty TX Cult Ed Fac Fin Corp. (Texas Medical Center)
0.15%, 9/01/31 (c)	1,200	1,200,000

Utah - 2.1%
Utah Trnsp Auth Sales Tax
0.17%, 6/15/36 (c)	5,000	5,000,000

Virginia - 1.1%
Albemarle Cnty VA EDA (Martha Jefferson Hosp)
Series 2008C
0.24%, 10/01/48 (c)	2,735	2,735,000

Washington - 0.4%
Washington ST HFC (Tacoma Museum Art)
0.33%, 6/01/32 (c)	1,000	1,000,000

Total Short-Term Municipal Notes (cost $44,990,000)		44,990,000

Total Municipal Obligations (cost $216,793,848)		218,178,577

AGENCIES - 4.7%
Federal Home Loan Bank
Series 656
5.375%, 5/18/16 (cost $11,063,330)	9,615	11,323,470

	Shares
SHORT-TERM INVESTMENTS - 3.8%
Investment Companies - 3.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.06% (d) (cost $9,216,870)	9,216,870	9,216,870

Company	U.S. $ Value
Total Investments - 97.8% (cost $237,074,048) (e)	238,718,917
Other assets less liabilities - 2.2%	5,482,714

Net Assets - 100.0%	$244,201,631

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$10,000	9/28/12	1.09%	CPI	#	$331,410
Barclays Bank PLC	7,000	3/16/13	1.795%	CPI	#	105,879
Barclays Bank PLC	2,000	4/8/15	2.22%	CPI	#	20,765
Barclays Bank PLC	5,500	6/1/15	2.038%	CPI	#	123,652
Barclays Bank PLC	6,000	2/26/17	2.37%	CPI	#	74,998
Barclays Bank PLC	3,000	7/19/17	2.0375%	CPI	#	130,756
Barclays Bank PLC	5,500	6/2/19	2.58%	CPI	#	58,603
Barclays Bank PLC	4,000	6/15/20	2.48%	CPI	#	114,441
Barclays Bank PLC	1,500	8/4/20	2.038%	CPI	#	73,568
Barclays Bank PLC	2,000	11/10/20	2.50%	CPI	#	73,949
Barclays Bank PLC	6,000	5/4/21	2.845%	CPI	#	11,742
Barclays Bank PLC	3,000	5/12/21	2.815%	CPI	#	10,693
Citibank, N.A.	2,000	4/15/14	2.06%	CPI	#	21,860
Citibank, N.A.	10,000	5/4/16	2.71%	CPI	#	(64,434)
Deutsche Bank AG	16,300	6/30/14	1.998%	CPI	#	86,996
Deutsche Bank AG	14,200	7/21/14	2.155%	CPI	#	(12,526)
Deutsche Bank AG	11,000	6/20/21	2.655%	CPI	#	133,503
JPMorgan Chase Bank, N.A.	1,000	7/29/20	2.305%	CPI	#	48,070
JPMorgan Chase Bank, N.A.	1,400	6/30/26	2.89%	CPI	#	14,739
JPMorgan Chase Bank, N.A.	3,300	7/21/26	2.935%	CPI	#	(25,705)
Morgan Stanley Capital Services Inc.	7,000	6/25/12	0.99%	CPI	#	212,390
Morgan Stanley Capital Services Inc.	1,000	5/6/13	1.95%	CPI	#	13,001
Morgan Stanley Capital Services Inc.	9,000	10/27/13	1.61%	CPI	#	287,809

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	$6,000	4/5/16	2.535%	CPI	#	$29,503
Morgan Stanley Capital Services Inc.	2,000	10/14/20	2.37%	CPI	#	99,922
Morgan Stanley Capital Services Inc.	13,000	5/23/21	2.68%	CPI	#	209,599

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	When-Issued or delayed delivery security.
(b)	Variable rate coupon, rate shown as of July 31, 2011.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of July 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,035,666 and gross unrealized depreciation of investments was $(390,797), resulting in net unrealized appreciation of $1,644,869.

As of July 31, 2011, the Portfolio held 12.3% of net assets in insured bonds (of this amount 5.3% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PFC	-	Passenger Facility Charge
PUD	-	Public Utility District
SD	-	School District
SRF	-	State Revolving Fund
USD	-	Unified School District

AllianceBernstein Bond Fund

Municipal Bond Inflation Strategy Portfolio

July 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bond	$—	$173,188,577	$—	$173,188,577
Short-Term Municipal Notes	—	44,990,000	—	44,990,000
Agencies	—	11,323,470	—	11,323,470
Short-Term Investments	9,216,870	—	—	9,216,870

Total Investments in Securities	9,216,870	229,502,047	—	238,718,917
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts	—	2,287,848	—	2,287,848
Liabilities:
Interest Rate Swap Contracts	—	(102,665)	—	(102,665)

Total	$9,216,870	$231,687,230	$—	$240,904,100

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Bond Fund—Real Asset Strategy

Portfolio of Investments

July 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 61.1%
Energy - 18.8%
Coal & Consumable Fuels - 0.5%
Banpu PCL	28,500	$695,714
Peabody Energy Corp.	13,240	760,903

		1,456,617

Integrated Oil & Gas - 13.9%
BG Group PLC	104,000	2,451,961
BP PLC	539,000	4,062,244
Cenovus Energy, Inc.	11,900	457,467
Chevron Corp.	53,160	5,529,703
China Petroleum & Chemical Corp.-Class H	1,402,000	1,388,777
ConocoPhillips	42,510	3,060,295
Exxon Mobil Corp.	87,404	6,973,965
Gazprom OAO (Sponsored ADR) (a)	178,300	2,613,878
Hess Corp.	22,540	1,545,342
Lukoil OAO (London) (Sponsored ADR)	21,420	1,438,353
Origin Energy Ltd.	42,500	684,849
Petroleo Brasileiro SA (ADR)	77,620	2,636,752
Petroleo Brasileiro SA (Sponsored ADR)	37,830	1,162,516
PTT PCL	15,400	179,172
PTT PCL (NVDR)	62,300	724,831
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A (a)	123,750	4,542,178
Royal Dutch Shell PLC-Class B	42,300	1,548,842
Suncor Energy, Inc. (Toronto)	40,500	1,552,263
Total SA	29,000	1,567,402

		44,120,790

Oil & Gas Equipment & Services - 0.1%
Schlumberger Ltd.	4,800	433,776

Oil & Gas Exploration & Production - 4.1%
Anadarko Petroleum Corp.	17,090	1,410,950
Canadian Natural Resources Ltd.	27,480	1,109,612
Concho Resources, Inc./Midland TX (a)	4,450	416,431
Devon Energy Corp.	25,950	2,042,265
Marathon Oil Corp.	29,690	919,499
Nexen, Inc. (Toronto)	60,114	1,402,419
Noble Energy, Inc.	7,040	701,747
NuVista Energy Ltd.	62,800	673,057
Occidental Petroleum Corp.	18,050	1,772,149
Penn West Petroleum Ltd.	61,913	1,378,941
QEP Resources, Inc.	11,500	504,045
Tullow Oil PLC	31,310	629,014

		12,960,129

Oil & Gas Refining & Marketing - 0.2%
Marathon Petroleum Corp. (a)	14,845	650,063

		59,621,375

Equity: Other - 14.2%
Diversified/Specialty - 12.8%
American Assets Trust, Inc.	40,200	883,998
BioMed Realty Trust, Inc.	62,740	1,230,959
British Land Co. PLC	212,932	2,036,752
CB Richard Ellis Group, Inc.-Class A (a)	25,200	539,824

Company	Shares	U.S. $ Value
Cheung Kong Holdings Ltd.	71,000	1,081,616
Crown Castle International Corp. (a)	12,000	520,800
Dexus Property Group	1,210,134	1,149,415
Digital Realty Trust, Inc.	28,750	1,759,788
Dundee Real Estate Investment Trust	36,400	1,235,112
Fonciere Des Regions	8,150	794,716
Forest City Enterprises, Inc. (a)	39,695	714,907
Hysan Development Co., Ltd.	214,199	1,005,192
Kerry Properties Ltd.	266,000	1,283,256
Land Securities Group PLC	156,794	2,190,829
Lend Lease Group	105,097	1,022,164
Mitsubishi Estate Co., Ltd.	128,000	2,295,329
Mitsui Fudosan Co., Ltd.	215,000	4,107,849
Overseas Union Enterprise Ltd.	317,000	759,718
Rayonier, Inc.	7,500	483,375
Soho China Ltd.	1,416,500	1,280,046
Sumitomo Realty & Development Co., Ltd.	83,000	2,049,074
Sun Hung Kai Properties Ltd.	242,000	3,678,151
Swire Pacific Ltd.	71,500	1,005,803
Telecity Group PLC (a)	38,100	344,742
Unibail-Rodamco SE	16,175	3,600,966
UOL Group Ltd.	187,000	800,159
Weyerhaeuser Co.	33,800	675,662
Wharf Holdings Ltd.	214,000	1,566,385
Wheelock & Co., Ltd.	120,000	511,454

		40,608,041

Health Care - 1.2%
Chartwell Seniors Housing Real Estate Investment Trust	86,700	713,237
Health Care REIT, Inc.	25,925	1,368,321
Ventas, Inc.	30,800	1,667,204

		3,748,762

Triple Net - 0.2%
Entertainment Properties Trust	15,900	739,191

		45,095,994

Materials - 9.5%
Aluminum - 0.1%
Alcoa, Inc.	24,910	366,924

Diversified Chemicals - 0.1%
Dow Chemical Co. (The)	13,000	453,310

Diversified Metals & Mining - 3.9%
BHP Billiton Ltd.	16,690	763,159
BHP Billiton PLC	117,300	4,381,745
Borneo Lumbung Energi & Metal Tbk PT (a)	4,519,000	741,927
Capstone Mining Corp. (a)	68,100	252,315
Freeport-McMoRan Copper & Gold, Inc.	8,520	451,219
KGHM Polska Miedz SA	6,600	451,716
Poongsan Corp.	3,800	160,732
Rio Tinto Ltd.	3,600	315,405
Rio Tinto PLC	44,800	3,162,376
Xstrata PLC	74,670	1,575,415

		12,256,009

Company	Shares	U.S. $ Value
Fertilizers & Agricultural Chemicals - 0.9%
Agrium, Inc. (Toronto)	10,300	901,338
CF Industries Holdings, Inc.	6,100	947,452
Incitec Pivot Ltd.	253,100	1,096,424

		2,945,214

Gold - 1.7%
Goldcorp, Inc.	41,200	1,970,200
IAMGOLD Corp.	45,900	918,529
Kinross Gold Corp.	52,300	853,922
Koza Altin Isletmeleri AS	34,146	493,856
New Gold, Inc. (a)	57,100	617,346
Newmont Mining Corp.	9,100	506,051
Real Gold Mining Ltd.	124,500	141,533

		5,501,437

Paper Packaging - 0.2%
Smurfit Kappa Group PLC (a)	48,900	501,758

Paper Products - 0.4%
Mondi PLC (b)	73,300	717,043
UPM-Kymmene Oyj	27,100	422,310

		1,139,353

Precious Metals & Minerals - 0.1%
Northam Platinum Ltd.	38,600	213,999

Steel - 2.1%
JFE Holdings, Inc.	52,500	1,428,341
OneSteel Ltd.	203,800	394,467
Reliance Steel & Aluminum Co.	10,000	470,100
Sims Metal Management Ltd.	13,300	245,496
Tata Steel Ltd. (GDR) (c)	38,100	486,274
ThyssenKrupp AG	14,200	627,816
Vale SA	12,200	394,749
Vale SA (Preference Shares)	16,300	479,378
Vale SA (Sponsored ADR) (Local Preference Shares)	63,650	1,878,948
Vale SA (Sponsored ADR)-Class B	13,580	440,535

		6,846,104

		30,224,108

Residential - 6.1%
Manufactured Homes - 0.3%
Equity Lifestyle Properties, Inc.	12,900	840,564

Multi-Family - 3.7%
BRE Properties, Inc.	28,400	1,490,432
Camden Property Trust	23,625	1,584,529
Colonial Properties Trust	46,600	1,004,230
Essex Property Trust, Inc.	10,350	1,452,726
GSW Immobilien AG (a)	18,816	661,047
Home Properties, Inc.	19,297	1,264,339
Mid-America Apartment Communities, Inc.	17,625	1,247,674
PDG Realty SA Empreendimentos e Participacoes	74,700	394,971
Post Properties, Inc.	16,600	703,840
Rossi Residencial SA	138,700	1,041,916

Company	Shares	U.S. $ Value
Stockland	242,700	812,806

		11,658,510

Self Storage - 1.8%
Big Yellow Group PLC	238,829	1,122,433
Extra Space Storage, Inc.	55,050	1,170,363
Public Storage	19,975	2,389,609
U-Store-It Trust	114,100	1,215,165

		5,897,570

Student Housing - 0.3%
American Campus Communities, Inc.	23,600	878,392

		19,275,036

Retail - 5.1%
Regional Mall - 3.5%
BR Malls Participacoes SA	107,600	1,253,027
Glimcher Realty Trust	208,000	2,048,800
Multiplan Empreendimentos Imobiliarios SA	18,900	408,260
Simon Property Group, Inc.	50,500	6,085,755
Taubman Centers, Inc.	6,430	385,157
Westfield Group	103,600	905,149

		11,086,148

Shopping Center/Other Retail - 1.6%
Excel Trust, Inc.	63,000	722,610
Klepierre	31,050	1,160,968
Link REIT (The)	238,164	836,768
RioCan Real Estate Investment Trust (Toronto)	33,544	911,405
Weingarten Realty Investors	56,753	1,459,687

		5,091,438

		16,177,586

Office - 4.3%
Office - 4.3%
Allied Properties Real Estate Investment Trust	25,100	617,353
Beni Stabili SpA	705,800	628,335
Boston Properties, Inc.	27,300	2,930,928
Castellum AB	57,400	830,348
Cominar Real Estate Investment Trust	32,187	761,681
Douglas Emmett, Inc.	68,150	1,363,000
Duke Realty Corp.	111,000	1,558,440
Great Portland Estates PLC	101,500	691,252
Hongkong Land Holdings Ltd.	225,000	1,509,342
Kilroy Realty Corp.	12,213	471,178
SL Green Realty Corp.	13,214	1,083,812
Sponda Oyj	201,000	1,106,769

		13,552,438

Lodging - 1.9%
Lodging - 1.9%
Ashford Hospitality Trust, Inc.	93,437	1,018,463
Great Eagle Holdings Ltd.	225,000	740,997
InnVest Real Estate Investment Trust	127,514	759,385
Intercontinental Hotels Group PLC	50,800	1,002,412
LaSalle Hotel Properties	38,250	956,633
RLJ Lodging Trust	34,071	586,703
Strategic Hotels & Resorts, Inc. (a)	76,000	516,800

Company	Shares	U.S. $ Value
Wyndham Worldwide Corp.	14,900	515,391

		6,096,784

Industrials - 0.8%
Industrial Warehouse Distribution - 0.4%
Ascendas Real Estate Investment Trust	362,000	613,060
Global Logistic Properties Ltd. (a)	376,000	629,490

		1,242,550

Mixed Office Industrial - 0.4%
Goodman Group	1,861,600	1,389,179

		2,631,729

Food Beverage & Tobacco - 0.4%
Agricultural Products - 0.4%
Bunge Ltd.	20,320	1,398,219

Total Common Stocks (cost $192,856,105)		194,073,269

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 35.6%
United States - 35.6%
U.S. Treasury Inflation Index
0.625%, 4/15/13 (TIPS)	$10,465	10,809,536
2.00%, 4/15/12 (TIPS)	27,698	28,199,825
3.00%, 7/15/12 (TIPS)	22,224	23,079,482
3.375%, 1/15/12 (TIPS) (d)	50,307	51,124,855

Total Inflation-Linked Securities (cost $113,954,619)		113,213,698

	Shares
WARRANTS - 0.2%
Materials - 0.2%
Aluminum - 0.2%
HIindalco Industries Ltd., Credit Suisse, expiring 9/15/14 (a) (cost $801,311)	18,210,000	693,801

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Aluminum HG Expiration: Dec 2011, Exercise Price: $2,300.0 (a) (e)	105	79,750
Copper London Metal Exchange Expiration: Dec 2011, Exercise Price: $8,000.0 (a) (e)	30	80,672

Total Options Purchased - Puts (cost $382,198)		160,422

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.06% (f) (cost $3,699,455)	3,699,455	$3,699,455

Total Investments - 98.2% (cost $311,693,688) (g)		311,840,645
Other assets less liabilities - 1.8% (h)		5,583,311

Net Assets - 100.0%		$317,423,956

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Aluminum HG Futures	35	August 2011	$2,265,190	$2,277,625	$12,435
Cocoa Futures	38	December 2011	1,207,247	1,143,040	(64,207)
Corn Futures	47	December 2011	1,665,652	1,571,563	(94,089)
Cotton No. 2 Futures	29	December 2011	1,827,244	1,475,665	(351,579)
Gasoline RBOB Futures	5	September 2011	608,611	613,431	4,820
Nickel Futures	7	August 2011	959,659	1,048,572	88,913
Platinum Futures	21	October 2011	1,919,679	1,874,565	(45,114)
Soybean Futures	32	November 2011	2,207,699	2,171,600	(36,099)
Soybean Meal Futures	3	December 2011	108,518	107,640	(878)
Sugar 11 Futures	54	September 2011	1,561,986	1,802,909	240,923
Sold Contracts
Aluminum HG Futures	32	August 2011	2,007,170	2,082,400	(75,230)
Brent Crude Oil Futures	10	August 2011	1,100,569	1,167,400	(66,831)
Cocoa Futures	40	September 2011	1,221,219	1,215,987	5,232
Coffee C Futures	2	September 2011	195,368	179,663	15,705
Copper LME Futures	2	August 2011	446,611	490,775	(44,164)
Nickel Futures	11	August 2011	1,712,744	1,647,756	64,988
Wheat Futures	101	December 2011	4,051,759	3,614,538	437,221

					$92,046

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2011	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America N.A.:
Canadian Dollar settling 9/15/11	7,272	$7,453,874	$7,603,731	$(149,857)
Barclays Bank PLC Wholesale:
Japanese Yen settling 9/15/11	141,916	1,755,330	1,844,450	(89,120)
Deutsche Bank AG London:
Japanese Yen settling 9/15/11	96,982	1,202,952	1,260,453	(57,501)
HSBC Bank USA:
Japanese Yen settling 9/15/11	100,837	1,244,456	1,310,556	(66,100)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2011	Unrealized Appreciation/ (Depreciation)
Japanese Yen settling 9/15/11	145,841	$1,819,283	$1,895,463	$(76,180)
UBS AG:
Japanese Yen settling 9/15/11	248,990	3,038,568	3,236,067	(197,499)

				$(636,257)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	11,576	1-Month USD-LIBOR-BBA*	$4,039	8/15/11	Citibank, N.A.	$(32,216)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	2,687	1-Month USD-LIBOR-BBA*	930	9/15/11	Citibank, N.A.	0
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	3,454	1-Month USD-LIBOR-BBA*	1,200	9/15/11	Citibank, N.A.	(4,366)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	1,729	1-Month USD-LIBOR-BBA*	603	9/15/11	Citibank, N.A.	(4,812)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	2,062	1-Month USD-LIBOR-BBA*	719	9/15/11	Citibank, N.A.	(5,738)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	2,268	1-Month USD-LIBOR-BBA*	791	9/15/11	Citibank, N.A.	(6,312)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	2,287	1-Month USD-LIBOR-BBA*	798	9/15/11	Citibank, N.A.	(6,365)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	2,310	1-Month USD-LIBOR-BBA*	806	9/15/11	Citibank, N.A.	(6,429)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	2,941	1-Month USD-LIBOR-BBA*	1,026	9/15/11	Citibank, N.A.	(8,160)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	1,419	1-Month USD-LIBOR-BBA*	500	9/15/11	Citibank, N.A.	(8,970)

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	4,115	1-Month USD-LIBOR-BBA*	$1,436	9/15/11	Citibank, N.A.	$(11,452)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	3,921	1-Month USD-LIBOR-BBA*	1,370	9/15/11	Citibank, N.A.	(12,650)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	4,630	1-Month USD-LIBOR-BBA*	1,615	9/15/11	Citibank, N.A.	(12,885)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	5,441	1-Month USD-LIBOR-BBA*	1,898	9/15/11	Citibank, N.A.	(15,142)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	5,628	1-Month USD-LIBOR-BBA*	1,964	9/15/11	Citibank, N.A.	(15,663)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	6,074	1-Month USD-LIBOR-BBA*	2,119	9/15/11	Citibank, N.A.	(16,904)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	4,861	1-Month USD-LIBOR-BBA*	1,700	9/15/11	Citibank, N.A.	(17,195)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	10,807	1-Month USD-LIBOR-BBA*	3,771	9/15/11	Citibank, N.A.	(30,076)
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	140,224	1-Month USD-LIBOR-BBA*	48,926	9/15/11	Citibank, N.A.	(390,240)
Receive	Dow Jones-BS Grains Subindex 3	1,861	1-Month USD-LIBOR-BBA*	213	9/15/11	Citibank, N.A.	(4,152)
Receive	Dow Jones-UBS Grains Subindex 3	2,682	1-Month USD-LIBOR-BBA*	307	9/15/11	Citibank, N.A.	(5,994)
Receive	Dow Jones-UBS Grains Subindex 3	2,175	1-Month USD-LIBOR-BBA*	250	9/15/11	Citibank, N.A.	(6,077)
Receive	Dow Jones-UBS Grains Subindex 3	3,652	1-Month USD-LIBOR-BBA*	418	9/15/11	Citibank, N.A.	(8,162)
Receive	Dow Jones-UBS Grains Subindex 3	17,599	1-Month USD-LIBOR-BBA*	2,013	9/15/11	Citibank, N.A.	(39,333)
Receive	Dow Jones-UBS Commodity Index	2,582	1-Month USD-LIBOR-BBA*	425	9/15/11	JPMorgan Chase Bank, N.A.	(4,609)

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Dow Jones-UBS Commodity Index	17,983	1-Month USD-LIBOR-BBA*	$2,950	9/15/11	JPMorgan Chase Bank, N.A.	$(22,253)
Receive	Dow Jones-UBS Commodity Index	36,359	1-Month USD-LIBOR-BBA*	6,000	9/15/11	JPMorgan Chase Bank, N.A.	(80,488)

							$(776,643)

*	BBA - British Bankers’ Association

(a)	Non-income producing security.
(b)	When-Issued or delayed delivery security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the market value of this security amounted to $486,274 or 0.2% of net assets.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $1,162,053.
(e)	One contract relates to 100 shares.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of July 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,132,986 and gross unrealized depreciation of investments was $(4,986,029), resulting in net unrealized appreciation of $146,957.
(h)	An amount of U.S. $59,582 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2011.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Bond Fund—Real Asset Strategy

July 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Energy	$37,094,160	$21,623,212	$904,003	$59,621,375
Equity: Other	12,579,257	33,103,440	—	45,682,697
Materials	12,530,123	17,693,985	—	30,224,108
Residential	17,339,797	1,935,239	—	19,275,036
Retail	13,274,701	2,902,885	—	16,177,586
Office	8,786,392	4,766,046	—	13,552,438
Lodging	3,766,672	1,743,409	—	5,510,081
Industrials	—	2,631,729	—	2,631,729
Food Beverage & Tobacco	1,398,219	—	—	1,398,219
Inflation-Linked Securities	—	113,213,698	—	113,213,698
Warrants	—	693,801	—	693,801
Options Purchased - Puts	—	160,422	—	160,422
Short-Term Investments	3,699,455	—	—	3,699,455

Total Investments in Securities	110,468,776	200,467,866+	904,003	311,840,645
Other Financial Instruments*:
Assets:
Futures Contracts	870,237	—	—	870,237
Liabilities:
Futures Contracts	(778,191)	—	—	(778,191)
Forward Currency Exchange Contracts	—	(636,257)	—	(636,257)
Total Return Swap Contracts	—	(776,643)	—	(776,643)

Total	$110,560,822	$199,054,966	$904,003	$310,519,791

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Portfolio values its securities which may materially affect the value of securities trading in such markets. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Energy	Warrants	Total
Balance as of 10/31/10	$15,160	$33,191	$48,351
Accrued discounts/(premiums)	—	(45)	(45)
Realized gain (loss)	1,722	448	2,170
Change in unrealized appreciation/depreciation	(3,889)	(107,804)	(111,693)

Purchases	916,996	801,311	1,718,307
Sales	(25,986)	(33,300)	(59,286)
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	(693,801)	(693,801)

Balance as of 7/31/11	$904,003	$—	$904,003

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/11	$(3,889)	$—	$(3,889)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2011